Mainland China contribution plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Contributions for employee benefits	¥ 31,099	¥ 31,130	¥ 32,332